Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Purchase agreement	$ 16,067	$ 0
Unrealized hedging gains	11,881	56,533
Cost method investment	7,872	7,884
Other	29,177	17,633
Other assets, net of amortization	$ 64,997	$ 82,050